Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2020
Leasehold improvements [Member]
Property, plant and equipment, estimated useful lives	Shorter of the remaining lease terms or estimated useful lives
Electronic devices [Member]
Property, plant and equipment, estimated useful lives	3-5 years
Office equipment, fixtures and furniture [Member]
Property, plant and equipment, estimated useful lives	3-5 years
Automobiles [Member]
Property, plant and equipment, estimated useful lives	3-5 years
Computer and network equipment [Member]
Property, plant and equipment, estimated useful lives	3-5 years